SCHEDULE OF INTEREST PAYABLE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Interest payable for Convertible Promissory Note	$ 343,151	$ 410,548
Interest payable for Filecoin borrowed as initial pledge for Filecoin mining business	75,854	12,583
Total interest payable	$ 419,005	$ 423,131